STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Profit Interest Unit Activity

A summary of the NT Investor Plan’s profit interest unit activity is set forth below:

			Weighted
	Number of	Weighted	Average
	NT Investor	Average	Remaining
	Profit Units	Exercise	Contractual
	(in millions)	Price	Term
Outstanding at December 31, 2011	24.2	$1.87	9.2
Granted	1.5	2.57

Outstanding at September 30, 2012	25.7	$1.91	8.3

A summary of profit interest unit activity is set forth below:

	Number of Units (in millions)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at inception	—	$—
Granted	22.7	1.78

Outstanding at December 31, 2010	22.7	1.78	9.9
Granted	3.5	2.23
Cancelled	(2.0)	(1.38)

Outstanding at December 31, 2011	24.2	$1.87	9.2

Assumptions Used to Estimate Weighted Average Fair Value as of Grant Date of Units Granted

The estimated weighted average fair value as of the grant date for NT Investor Plan profit interest units granted during the nine months ended September 30, 2012 and 2011 were $0.88 and $0.57, respectively, based upon the following assumptions:

	2012	2011
Expected life (years)	6.5	6.5
Expected volatility	55.5%	40.6%
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	1.4%	2.7%

The estimated weighted average fair value as of grant date of units granted during 2011 and 2010 was $0.57 and $0.30, respectively, based upon the following assumptions:

	2011	2010
Expected life (years)	5.75 - 6.5	6.5
Expected volatility	40.6% - 49.6%	40.6%
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	2.5% - 2.7%	2.7%